Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Murphy USA Inc. Savings Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
EIN: 46-2279221
Plan No. 001

(a)	(b)	(c)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, and par or maturity value	Current value

	Registered investment companies
	FMI Large Cap Fund Investor Class	Mutual fund	$14,372,432
	PIMCO Income Fund Institutional Class	Mutual fund	7,709,208
	T. Rowe Price Blue Chip Growth Fund	Mutual fund	15,870,752
	T. Rowe Price Dividend Growth Fund	Mutual fund	8,361,009
	Vanguard Strategic Equity Fund Investor Shares	Mutual fund	5,068,949
*	Fidelity® Diversified International Fund	Mutual fund	8,611,923
*	Fidelity® U.S. Bond Index Fund	Mutual fund	6,909,000
*	Fidelity® 500 Index Fund	Mutual fund	35,967,053
*	Fidelity® Mid Cap Index Fund	Mutual fund	11,754,921
*	Fidelity® Small Cap Index Fund	Mutual fund	5,655,850
*	Fidelity® International Index Fund	Mutual fund	3,859,753
*	Fidelity Freedom® Income Fund Class K	Mutual fund	3,081,983
*	Fidelity Freedom® 2010 Fund Class K	Mutual fund	168,543
*	Fidelity Freedom® 2015 Fund Class K	Mutual fund	426,182
*	Fidelity Freedom® 2020 Fund Class K	Mutual fund	4,626,067
*	Fidelity Freedom® 2025 Fund Class K	Mutual fund	14,099,436
*	Fidelity Freedom® 2030 Fund Class K	Mutual fund	28,223,794
*	Fidelity Freedom® 2035 Fund Class K	Mutual fund	30,496,207
*	Fidelity Freedom® 2040 Fund Class K	Mutual fund	34,615,567
*	Fidelity Freedom® 2045 Fund Class K	Mutual fund	29,013,069
*	Fidelity Freedom® 2050 Fund Class K	Mutual fund	22,589,332
*	Fidelity Freedom® 2055 Fund Class K	Mutual fund	16,369,413
*	Fidelity Freedom® 2060 Fund Class K	Mutual fund	6,386,955
*	Fidelity Freedom® 2065 Fund Class K	Mutual fund	3,172,467
*	Fidelity Freedom® 2070 Fund Class K	Mutual fund	162,076
	Total registered investment companies		317,571,941

	Common/collective trusts
	Reliance Trust NY Life Anchor Account Class 0	Common/collective trust	2,595,245
*	Managed Income Portfolio Class 1	Common/collective trust	9,615,105
	Total common/collective trusts		12,210,350

	Murphy Oil Corporation Common Stock	Common stock	1,447,471

*	Murphy USA Inc. Common Stock	Common stock	40,532,060

*	Notes receivable from participants	Interest rates ranging from 3.25% to 9.50%, maturities through November 2040	7,787,226
			$379,549,048
(*) Party-in-interest
(d) Cost omitted as the Plan does not have non-participant directed accounts.